REVENUE AND SEGMENT INFORMATION - Information about operating segments assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Assets	$ 29,216,220	¥ 200,876,114	¥ 199,816,799
Other eliminations		169,881	113,146
Deferred tax assets	224,357	1,542,569	1,606,150
Prepaid income tax		162,103	64,557
Liabilities
Liabilities	19,374,142	133,206,912	134,074,203
Deferred tax liabilities	263,662	1,812,805	993,742
Income tax payable	$ 16,549	113,783	213,262
Operating segment
Assets
Assets		233,555,059	228,511,422
Liabilities
Liabilities		165,508,658	163,037,766
Operating segment | Alumina
Assets
Assets		82,677,250	69,810,387
Liabilities
Liabilities		38,817,030	33,037,329
Operating segment | Primary aluminum
Assets
Assets		57,712,842	51,736,716
Liabilities
Liabilities		34,492,538	29,552,176
Operating segment | Energy
Assets
Assets		39,458,086	40,113,747
Liabilities
Liabilities		27,265,031	27,368,026
Operating segment | Trading
Assets
Assets		20,129,355	18,586,406
Liabilities
Liabilities		14,442,010	13,067,384
Operating segment | Corporate and other operating segments
Assets
Assets		33,577,526	48,264,166
Liabilities
Liabilities		50,492,049	60,012,851
Inter-segment elimination
Assets
Elimination of inter-segment receivables		(34,228,334)	(30,170,567)
Other eliminations		(155,283)	(194,763)
Liabilities
Elimination of inter-segment payables		(34,228,334)	(30,170,567)
Corporate and other unallocated assets
Assets
Deferred tax assets		1,542,569	1,606,150
Prepaid income tax		162,103	64,557
Liabilities
Deferred tax liabilities		1,812,805	993,742
Income tax payable		¥ 113,783	¥ 213,262